Intangible assets - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets
Period over which management has projected cash flows	5 years
Impairment loss on goodwill	£ 0	£ 0
Impairment of indefinite lived intangible assets	£ 0	0
Increase in discount rate	1.50%
Decrease in the compound annual growth rate for cash flow	2.00%
Decrease in nominal long-term market growth rates	1.00%
Increase in discount rate, part of combined scenario	1.00%
Decrease in nominal long-term market growth rates, part of combined scenario	1.00%
Impairment charge on intangible assets due to reasonably possible change in assumptions	£ 0
Internally developed intangible assets | Minimum
Disclosure of detailed information about intangible assets
Finite-lived intangible assets, useful life	3 years
Internally developed intangible assets | Maximum
Disclosure of detailed information about intangible assets
Finite-lived intangible assets, useful life	10 years
Market related | Not internally generated | Minimum
Disclosure of detailed information about intangible assets
Finite-lived intangible assets, useful life	1 year
Market related | Not internally generated | Maximum
Disclosure of detailed information about intangible assets
Finite-lived intangible assets, useful life	40 years
Customer related | Not internally generated | Minimum
Disclosure of detailed information about intangible assets
Finite-lived intangible assets, useful life	1 year
Customer related | Not internally generated | Maximum
Disclosure of detailed information about intangible assets
Finite-lived intangible assets, useful life	20 years
Editorial content | Not internally generated | Minimum
Disclosure of detailed information about intangible assets
Finite-lived intangible assets, useful life	1 year
Editorial content | Not internally generated | Maximum
Disclosure of detailed information about intangible assets
Finite-lived intangible assets, useful life	40 years
Software and technology | Not internally generated | Minimum
Disclosure of detailed information about intangible assets
Finite-lived intangible assets, useful life	1 year
Software and technology | Not internally generated | Maximum
Disclosure of detailed information about intangible assets
Finite-lived intangible assets, useful life	10 years
Other | Not internally generated | Minimum
Disclosure of detailed information about intangible assets
Finite-lived intangible assets, useful life	3 years
Other | Not internally generated | Maximum
Disclosure of detailed information about intangible assets
Finite-lived intangible assets, useful life	20 years
Platforms and infrastructure | Legal
Disclosure of detailed information about intangible assets
Finite-lived intangible assets, useful life	10 years
Capitalised development costs	£ 645	636
Journal titles | Scientific, technical & medical
Disclosure of detailed information about intangible assets
Intangible assets with indefinite useful life	£ 121	£ 119